Leases (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Leases [Line Items]
Right of use assets	$ 1,670	$ 1,161
Cash outflow for leases	$ 5,362	5,992
Bottom of range [Member]
Leases [Line Items]
Lease terms	1 year
Top of range [Member]
Leases [Line Items]
Lease terms	7 years
Administrative costs [[Member]
Leases [Line Items]
Depreciation expense	$ 275	$ 1,028
Manufacturing Cost [Member]
Leases [Line Items]
Depreciation expense	$ 6,076		$ 5,107